Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 785,038	$ 769,432
Investment held trust account pay tax	1,034,596
Trust Account in connection with redemption	$ 250,522,502
Public and private warrant to purchase (in Shares)	13,140,000	13,140,000
Federal depository insurance corporation coverage limit	$ 250,000
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Adjusts and fair value at liabilities	8,433,333
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Adjusts and fair value at liabilities	$ 4,706,667
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)	458,716	25,300,000
Class A common stock in the calculation of diluted income per share (in Shares)	24,841,284
Stockholders elected to redeem value	$ 250,522,502
Percentage of common stock issued and outstanding	98.20%